Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,528,000.00
Previously Paid Amount	0.00
Total Fee Amount	763.42
Total Offset Amount	0.00
Net Fee	763.42
Narrative - Max Aggregate Offering Price	$ 5,528,000.00
Final Prospectus	true